LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of loss before income tax from continuing operations [Abstract]
Schedule of Group's Loss Before Tax from Continuing Operations

The Group's loss before tax from continuing operations is arrived at after charging/ (crediting):

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Crediting:
Interest income on bank deposits	164	75	39	6

Charging:
Auditors' remuneration:
- Audit fee	800	1,480	2,000	307

Employee benefit expenses (Note 14)	591	715	697	107

Foreign exchange difference, net	354	—	—	—

Depreciation and amortization:
- Property, plant and equipment	4	2	8	1

Operating lease rental:
- Office properties	805	948	747	115